HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042          HV-3574 - PremierSolutions Standard

333-72042          HV-3572 - PremierSolutions State of Connecticut

333-72042          HV-3573 - PremierSolutions Chicago Public Schools

333-72042          HV-4899 - PremierSolutions New Jersey Institutions of Higher Education

333-145655        HV-3739 – Group Variable Annuity Contracts [Rescission Product]

Supplement dated October 7, 2011 to your Prospectus

FUND OPENING

HARTFORD MIDCAP HLS FUND – CLASS IA

Effective immediately, the Hartford MidCap HLS Fund Sub-Account will re-open to:

(1) Contracts issued to certain plans and certain state or municipal employee benefit plans that selected the Fund as an investment option prior to August 16, 2004; and

(2) Contracts issued to certain plans and certain state or municipal employee benefit plans that are affiliated or associated to the plans referenced in (1) above and offered the Fund as an investment option.

The Prospectus is amended to reflect the above change.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.